Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current:
Amounts due from related parties	¥ 752	$ 103	¥ 9,515
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Current:
Amounts due to related parties	¥ 3,121	$ 428	¥ 6,405
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party
Current:
Amounts due from related parties	¥ 752	$ 103	¥ 9,515
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Current:
Amounts due to related parties	¥ 3,121	$ 428	¥ 6,405
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party | Trip.com
Current:
Amounts due from related parties	¥ 570	$ 78	¥ 8,697
Current:
Amounts due to related parties	1,891	259	5,216
Related Party | Caissa
Current:
Amounts due from related parties	0		818
Current:
Amounts due to related parties	0		818
Related Party | Hengxin
Current:
Amounts due to related parties	348	48	¥ 371
Related Party | JD
Current:
Amounts due from related parties	182	25
Related Party | Guangxi Yijianyou Tourism Operation Co., Ltd. ("Yijianyou")
Current:
Amounts due to related parties	¥ 882	$ 121